Concession Financial and Sector Assets and Liabilities - Schedule of Sector Financial Assets and Liabilities Net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	R$ 805	R$ 944
Sectorial Financial Assets, Additions	2,669	2,851
Sectorial Financial Assets, Amortization	(3,083)	(3,915)
Sectorial Financial Assets, Remuneration	299	465
Sectorial Financial Assets, Transfer	606	460
Sectorial Financial Assets, Ending Balance	1,296	805
Sectorial Financial Assets, Amortization		89
Sectorial Financial Assets, Constitution	1,296	716
Sectorial Financial Assets, Current	859	493
Sectorial Financial Assets, Non-current	437	312
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(2,205)	(2,435)
Sectorial Financial Liabilities, Amortization	3,041	3,288
Sectorial Financial Liabilities, Remuneration	(241)	(390)
Sectorial Financial Liabilities, Transfer	(611)	(463)
Sectorial Financial Liabilities, Ending Balance	(16)
Sectorial Financial Liabilities, Amortization	(16)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	(16)
Sectorial Financial Liabilities, NonCurrent
Sectorial Financial Assets and Liabilities Net, Beginning Balance	805	944
Sectorial Financial Assets and Liabilities Net, Additions	464	416
Sectorial Financial Assets and Liabilities Net, Amortization	(42)	(627)
Sectorial Financial Assets and Liabilities Net, Remuneration	58	75
Sectorial Financial Assets and Liabilities Net, Transfer	5	(3)
Sectorial Financial Assets and Liabilities Net, Ending Balance	1,280	805
Sectorial Financial Assets and Liabilities Net, Amortization	(16)	89
Sectorial Financial Assets and Liabilities Net, Constitution	1,296	716
Sectorial Financial Assets and Liabilities Net, Current	843	493
Sectorial Financial Assets and Liabilities Net, Non-current	437	312
CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(685)	(345)
Sectorial Financial Assets, Additions	1,581	1,597
Sectorial Financial Assets, Amortization	(1,653)	(2,527)
Sectorial Financial Assets, Remuneration	170	4,260
Sectorial Financial Assets, Transfer	728	330	[1]
Sectorial Financial Assets, Ending Balance	141	(685)
Sectorial Financial Assets, Amortization		(434)
Sectorial Financial Assets, Constitution	141	(251)
Sectorial Financial Assets, Current	76	(584)
Sectorial Financial Assets, Non-current	65	(101)
Energy aquisition (CVA energy) [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(1,109)	(1,787)
Sectorial Financial Assets, Additions	1,271	1,213
Sectorial Financial Assets, Amortization	(952)	(1,223)
Sectorial Financial Assets, Remuneration	113	161
Sectorial Financial Assets, Transfer	997	527
Sectorial Financial Assets, Ending Balance	320	(1,109)
Sectorial Financial Assets, Amortization		(443)
Sectorial Financial Assets, Constitution	320	(666)
Sectorial Financial Assets, Current	182	(837)
Sectorial Financial Assets, Non-current	138	(272)
Itaipu Energy Costs [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	29	594
Sectorial Financial Assets, Additions		(40)
Sectorial Financial Assets, Amortization	(151)	(455)
Sectorial Financial Assets, Remuneration	2	44
Sectorial Financial Assets, Transfer	42	(114)
Sectorial Financial Assets, Ending Balance	(78)	29
Sectorial Financial Assets, Amortization		143
Sectorial Financial Assets, Constitution	(78)	(114)
Sectorial Financial Assets, Current	(46)	75
Sectorial Financial Assets, Non-current	(32)	(46)
Program of Incentives for Alternative Electricity Sources - PROINFA [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(20)	31
Sectorial Financial Assets, Additions	6
Sectorial Financial Assets, Amortization		(42)
Sectorial Financial Assets, Remuneration		1
Sectorial Financial Assets, Transfer	20	(10)
Sectorial Financial Assets, Ending Balance	6	(20)
Sectorial Financial Assets, Amortization		(19)
Sectorial Financial Assets, Constitution	6	(1)
Sectorial Financial Assets, Current	3	(20)
Sectorial Financial Assets, Non-current	3
Transport Basic Charges [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	413	215
Sectorial Financial Assets, Additions	305	388
Sectorial Financial Assets, Amortization	(381)	(265)
Sectorial Financial Assets, Remuneration	38	40
Sectorial Financial Assets, Transfer	(126)	35
Sectorial Financial Assets, Ending Balance	249	413
Sectorial Financial Assets, Amortization		114
Sectorial Financial Assets, Constitution	249	299
Sectorial Financial Assets, Current	147	291
Sectorial Financial Assets, Non-current	102	122
Transport of Itaipu Supply [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	67	18
Sectorial Financial Assets, Additions	18	60
Sectorial Financial Assets, Amortization	(58)	(20)
Sectorial Financial Assets, Remuneration	6	4
Sectorial Financial Assets, Transfer	(37)	5
Sectorial Financial Assets, Ending Balance	(4)	67
Sectorial Financial Assets, Amortization		14
Sectorial Financial Assets, Constitution	(4)	53
Sectorial Financial Assets, Current	(2)	45
Sectorial Financial Assets, Non-current	(2)	22
System Service Charges - ESS [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(62)	583
Sectorial Financial Assets, Additions	(42)	(24)
Sectorial Financial Assets, Amortization	(97)	(380)
Sectorial Financial Assets, Remuneration	11	7
Sectorial Financial Assets, Transfer	(31)	(248)
Sectorial Financial Assets, Ending Balance	(221)	(62)
Sectorial Financial Assets, Amortization		(242)
Sectorial Financial Assets, Constitution	(221)	180
Sectorial Financial Assets, Current	(131)	(136)
Sectorial Financial Assets, Non-current	(90)	74
CDE [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(3)	1
Sectorial Financial Assets, Additions	23
Sectorial Financial Assets, Amortization	(14)	(142)
Sectorial Financial Assets, Remuneration		3
Sectorial Financial Assets, Transfer	(137)	135
Sectorial Financial Assets, Ending Balance	(131)	(3)
Sectorial Financial Assets, Amortization		(1)
Sectorial Financial Assets, Constitution	(131)	(2)
Sectorial Financial Assets, Current	(77)	(2)
Sectorial Financial Assets, Non-current	(54)	(1)
Other Sectoral Financial Assets [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	1,490	1,289
Sectorial Financial Assets, Additions	1,088	1,254
Sectorial Financial Assets, Amortization	(1,430)	(1,388)
Sectorial Financial Assets, Remuneration	129	205
Sectorial Financial Assets, Transfer	(122)	130
Sectorial Financial Assets, Ending Balance	1,155	1,490
Sectorial Financial Assets, Amortization		523
Sectorial Financial Assets, Constitution	1,155	967
Sectorial Financial Assets, Current	783	1,077
Sectorial Financial Assets, Non-current	372	413
Quotas from Nuclear Energy [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	138	105
Sectorial Financial Assets, Additions	105	103
Sectorial Financial Assets, Amortization	(121)	(86)
Sectorial Financial Assets, Remuneration	14	16
Sectorial Financial Assets, Transfer	(47)
Sectorial Financial Assets, Ending Balance	89	138
Sectorial Financial Assets, Amortization		51
Sectorial Financial Assets, Constitution	89	87
Sectorial Financial Assets, Current	52	102
Sectorial Financial Assets, Non-current	37	36
Neutrality of Parcel A [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	386	203
Sectorial Financial Assets, Additions		168
Sectorial Financial Assets, Amortization		(51)
Sectorial Financial Assets, Remuneration		5
Sectorial Financial Assets, Transfer		61
Sectorial Financial Assets, Ending Balance		386
Sectorial Financial Assets, Amortization		(29)
Sectorial Financial Assets, Constitution		415
Sectorial Financial Assets, Current		363
Sectorial Financial Assets, Non-current		23
Neutrality of Parcel A excluding estimated neutrality on distributed generation credits [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	29
Sectorial Financial Assets, Additions	142
Sectorial Financial Assets, Amortization	(101)
Sectorial Financial Assets, Remuneration	8
Sectorial Financial Assets, Transfer	13
Sectorial Financial Assets, Ending Balance	91	29
Sectorial Financial Assets, Amortization
Sectorial Financial Assets, Constitution	91
Sectorial Financial Assets, Current	54
Sectorial Financial Assets, Non-current	37
Estimated neutrality on distributed generation credits [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	357
Sectorial Financial Assets, Additions	296
Sectorial Financial Assets, Amortization
Sectorial Financial Assets, Remuneration	39
Sectorial Financial Assets, Transfer
Sectorial Financial Assets, Ending Balance	692	357
Sectorial Financial Assets, Amortization
Sectorial Financial Assets, Constitution	692
Sectorial Financial Assets, Current	692
Sectorial Financial Assets, Non-current
Energy Over Contracting [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	922	750	[2]
Sectorial Financial Assets, Additions	526	643
Sectorial Financial Assets, Amortization	(774)	(529)
Sectorial Financial Assets, Remuneration	37	58
Sectorial Financial Assets, Transfer	(304)
Sectorial Financial Assets, Ending Balance	407	922
Sectorial Financial Assets, Amortization		349
Sectorial Financial Assets, Constitution	407	573
Sectorial Financial Assets, Current	241	688
Sectorial Financial Assets, Non-current	166	234
Tariff Refunds [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(88)	(71)
Sectorial Financial Assets, Additions
Sectorial Financial Assets, Amortization
Sectorial Financial Assets, Remuneration
Sectorial Financial Assets, Transfer	16	(17)
Sectorial Financial Assets, Ending Balance	(72)	(88)
Sectorial Financial Assets, Amortization		(25)
Sectorial Financial Assets, Constitution	(72)	(63)
Sectorial Financial Assets, Current	(48)	(67)
Sectorial Financial Assets, Non-current	(24)	(21)
Other [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	132	302
Sectorial Financial Assets, Additions	19	340
Sectorial Financial Assets, Amortization	(434)	(722)
Sectorial Financial Assets, Remuneration	31	126
Sectorial Financial Assets, Transfer	200	86
Sectorial Financial Assets, Ending Balance	(52)	132
Sectorial Financial Assets, Amortization		177
Sectorial Financial Assets, Constitution	(52)	(45)
Sectorial Financial Assets, Current	(208)	(9)
Sectorial Financial Assets, Non-current	156	141
CVA Liabilities [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(1,490)	(1,706)
Sectorial Financial Liabilities, Amortization	2,286	2,380
Sectorial Financial Liabilities, Remuneration	(208)	(343)
Sectorial Financial Liabilities, Transfer	(728)	(331)
Sectorial Financial Liabilities, Ending Balance	(140)
Sectorial Financial Liabilities, Amortization	(140)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	(140)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Energy aquisition (CVA energy) [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(998)	(1,179)
Sectorial Financial Liabilities, Amortization	1,861	1,941
Sectorial Financial Liabilities, Remuneration	(193)	(234)
Sectorial Financial Liabilities, Transfer	(997)	(528)
Sectorial Financial Liabilities, Ending Balance	(327)
Sectorial Financial Liabilities, Amortization	(327)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	(327)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Itaipu Energy Costs [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(113)	(109)
Sectorial Financial Liabilities, Amortization	97
Sectorial Financial Liabilities, Remuneration	(15)	(5)
Sectorial Financial Liabilities, Transfer	(42)	114
Sectorial Financial Liabilities, Ending Balance	(73)
Sectorial Financial Liabilities, Amortization	(73)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	(73)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Program of Incentives for Alternative Electricity Sources - PROINFA [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(18)	(31)
Sectorial Financial Liabilities, Amortization	30	25
Sectorial Financial Liabilities, Remuneration	(2)	(4)
Sectorial Financial Liabilities, Transfer	(20)	10
Sectorial Financial Liabilities, Ending Balance	(10)
Sectorial Financial Liabilities, Amortization	(10)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	(10)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Transport Basic Charges [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year
Sectorial Financial Liabilities, Amortization	30	35
Sectorial Financial Liabilities, Remuneration
Sectorial Financial Liabilities, Transfer	126	(35)
Sectorial Financial Liabilities, Ending Balance	156
Sectorial Financial Liabilities, Amortization	156
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	156
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Transport of Itaipu Supply [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(5)
Sectorial Financial Liabilities, Amortization		5
Sectorial Financial Liabilities, Remuneration	1
Sectorial Financial Liabilities, Transfer	37	(5)
Sectorial Financial Liabilities, Ending Balance	33
Sectorial Financial Liabilities, Amortization	33
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	33
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | System Service Charges - ESS [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(224)	(506)
Sectorial Financial Liabilities, Amortization	266	371
Sectorial Financial Liabilities, Remuneration	(2)	(113)
Sectorial Financial Liabilities, Transfer	31	248
Sectorial Financial Liabilities, Ending Balance	71
Sectorial Financial Liabilities, Amortization	71
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	71
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | CDE [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(132)	119
Sectorial Financial Liabilities, Amortization	2	3
Sectorial Financial Liabilities, Remuneration	3	13
Sectorial Financial Liabilities, Transfer	137	(135)
Sectorial Financial Liabilities, Ending Balance	10
Sectorial Financial Liabilities, Amortization	10
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	10
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Other Sectoral Financial Liabilities [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(715)	(729)
Sectorial Financial Liabilities, Amortization	755	908
Sectorial Financial Liabilities, Remuneration	(33)	(47)
Sectorial Financial Liabilities, Transfer	117	(132)
Sectorial Financial Liabilities, Ending Balance	124
Sectorial Financial Liabilities, Amortization	124
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	124
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Quotas from Nuclear Energy [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year
Sectorial Financial Liabilities, Amortization	2
Sectorial Financial Liabilities, Remuneration
Sectorial Financial Liabilities, Transfer	47
Sectorial Financial Liabilities, Ending Balance	49
Sectorial Financial Liabilities, Amortization	49
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	49
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Neutrality of Parcel A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(33)	(58)
Sectorial Financial Liabilities, Amortization	82	124
Sectorial Financial Liabilities, Remuneration	(2)	(5)
Sectorial Financial Liabilities, Transfer	(13)	(61)
Sectorial Financial Liabilities, Ending Balance	34
Sectorial Financial Liabilities, Amortization	34
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	34
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Energy Over Contracting [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year
Sectorial Financial Liabilities, Amortization
Sectorial Financial Liabilities, Remuneration
Sectorial Financial Liabilities, Transfer	304
Sectorial Financial Liabilities, Ending Balance	304
Sectorial Financial Liabilities, Amortization	304
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	304
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Tariff Refunds [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(99)	(88)
Sectorial Financial Liabilities, Amortization	88	73
Sectorial Financial Liabilities, Remuneration	(3)	(2)
Sectorial Financial Liabilities, Transfer	(16)	17
Sectorial Financial Liabilities, Ending Balance	(30)
Sectorial Financial Liabilities, Amortization	(30)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	(30)
Sectorial Financial Liabilities, NonCurrent
CVA Liabilities [Member] | Other [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Beginning Balance
Sectorial Financial Liabilities Additions During the Year	(583)	(583)
Sectorial Financial Liabilities, Amortization	583	711
Sectorial Financial Liabilities, Remuneration	(28)	(40)
Sectorial Financial Liabilities, Transfer	(205)	(88)
Sectorial Financial Liabilities, Ending Balance	(233)
Sectorial Financial Liabilities, Amortization	(233)
Sectorial Financial Liabilities, Constitution
Sectorial Financial Liabilities, Current	(233)
Sectorial Financial Liabilities, NonCurrent

[1]	In addition to the transfers between sectoral financial assets and liabilities, there was a transfer of R$1,550 to the "Other assets" group.
[2]

Reversal of the over contracting amounts passed on to consumers in the 2018 and 2019 tariff adjustments because they were previously recognized by ANEEL as involuntary over contracting, made possible by the publication of the involuntariness orders, recognizing over contracting as voluntary. Regarding the amount constituted in the period, there is a high volume of surplus energy, mainly due to the growing increase in the energy injected by MMGD facilities, settled at a low PLD.